Amplify AI Powered Equity ETF
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 7.2%
Alphabet, Inc. - Class A	11,127	$2,106,341
AT&T, Inc.	22,304	507,862
Comcast Corp. - Class A	13,545	508,344
Meta Platforms, Inc. - Class A	3,639	2,130,671
Netflix, Inc. (a)	914	814,666
T-Mobile US, Inc.	3,049	673,006
Verizon Communications, Inc.	13,735	549,263
Walt Disney Co.	5,448	606,635
		7,896,788

Consumer Discretionary - 12.5%
Airbnb, Inc. - Class A (a)	2,769	363,874
Amazon.com, Inc. (a)	17,023	3,734,676
Booking Holdings, Inc.	111	551,495
Deckers Outdoor Corp. (a)	1,396	283,514
DR Horton, Inc.	2,207	308,583
General Motors Co.	6,091	324,468
Home Depot, Inc.	2,251	875,616
Lowe's Cos., Inc.	2,081	513,591
McDonald's Corporation	2,111	611,958
Nike, Inc. - Class B	5,554	420,271
O'Reilly Automotive, Inc. (a)	269	318,980
Ross Stores, Inc.	2,073	313,583
Starbucks Corp.	5,044	460,265
Tapestry, Inc.	5,810	379,567
Tesla, Inc. (a)	7,460	3,012,646
TJX Cos., Inc.	4,221	509,939
Ulta Beauty, Inc. (a)	687	298,797
Williams-Sonoma, Inc.	2,619	484,986
		13,766,809

Consumer Staples - 5.9%
Altria Group, Inc.	7,407	387,312
Coca-Cola Co.	11,054	688,222
Colgate-Palmolive Co.	3,637	330,640
Costco Wholesale Corp.	974	892,447
Mondelez International, Inc. - Class A	7,668	458,010
PepsiCo, Inc.	4,009	609,608
Philip Morris International, Inc.	5,167	621,848
Procter & Gamble Co.	5,172	867,086
Target Corp.	2,381	321,864
Walmart, Inc.	14,803	1,337,451
		6,514,488

Energy - 3.7%
Chevron Corp.	4,729	684,948
ConocoPhillips	5,212	516,874
EOG Resources, Inc.	2,633	322,753
Exxon Mobil Corp.	8,992	967,269
Marathon Petroleum Corp.	2,535	353,632
Occidental Petroleum Corp.	6,155	304,119
Targa Resources Corp.	1,707	304,700
Valero Energy Corp.	2,257	276,686
Williams Cos., Inc.	6,134	331,972
		4,062,953

Financials - 13.7%
American Express Co.	2,127	631,272
Apollo Global Management, Inc.	2,769	457,328
Arthur J Gallagher & Co.	1,437	407,892
Bank of America Corp.	17,499	769,081
Berkshire Hathaway, Inc. - Class B (a)	2,556	1,158,584
Blackstone, Inc.	2,667	459,844
Block, Inc. (a)	3,984	338,600
Charles Schwab Corp.	6,394	473,220
Chubb, Ltd.	1,402	387,373
Citigroup, Inc.	7,268	511,595
CME Group, Inc.	1,675	388,985
Coinbase Global, Inc. - Class A (a)	3,374	837,764
Fiserv, Inc. (a)	2,431	499,376
Goldman Sachs Group, Inc.	964	552,006
Intercontinental Exchange, Inc.	2,350	350,173
JPMorgan Chase & Co.	5,316	1,274,298
KKR & Co., Inc.	3,084	456,154
MasterCard, Inc. - Class A	1,897	998,903
Morgan Stanley	4,794	602,702
PayPal Holdings, Inc. (a)	4,373	373,236
Progressive Corp.	2,218	531,455
Robinhood Markets, Inc. - Class A (a)	10,037	373,979
S&P Global, Inc.	1,057	526,418
Visa, Inc. - Class A	3,449	1,090,022
Wells Fargo & Co.	9,343	656,252
		15,106,512

Health Care - 10.6%
Abbott Laboratories	5,076	574,146
AbbVie, Inc.	4,360	774,772
Amgen, Inc.	2,006	522,844
Boston Scientific Corp. (a)	5,085	454,192
Bristol-Myers Squibb Co.	8,424	476,462
Cigna Group	1,309	361,467
Danaher Corporation	2,418	555,052
Elevance Health, Inc.	1,037	382,549
Eli Lilly and Co.	1,775	1,370,300
Gilead Sciences, Inc.	5,251	485,035
Intuitive Surgical, Inc. (a)	1,140	595,034
Johnson & Johnson	5,553	803,075
Medtronic PLC	4,635	370,244
Merck & Co., Inc.	6,561	652,688
Pfizer, Inc.	20,207	536,092
Regeneron Pharmaceuticals, Inc. (a)	533	379,672
Stryker Corp.	1,217	438,181
Thermo Fisher Scientific, Inc.	1,159	602,947
UnitedHealth Group, Inc.	1,837	929,265
Vertex Pharmaceuticals, Inc. (a)	1,172	471,964
		11,735,981

Industrials - 8.4%
Automatic Data Processing, Inc.	1,642	480,663
Axon Enterprise, Inc. (a)	1,450	861,764
Boeing Co. (a)	4,925	871,725
Caterpillar, Inc.	1,575	571,347
Cintas Corp.	2,278	416,191
Deere & Co.	958	405,904
Delta Air Lines, Inc.	4,590	277,695
Eaton Corp. PLC	1,372	455,326
GE Vernova, Inc.	1,351	444,384
General Electric Co.	3,459	576,927
Honeywell International, Inc.	2,372	535,811
Lennox International, Inc.	546	332,678
Lockheed Martin Corp.	930	451,924
RTX Corp.	4,416	511,019
Trane Technologies PLC	975	360,116
Uber Technologies, Inc. (a)	8,377	505,301
Union Pacific Corp.	2,163	493,250
United Airlines Holdings, Inc. (a)	2,936	285,086
United Parcel Service, Inc. - Class B	3,687	464,931
		9,302,042

Information Technology - 34.6%(b)
Accenture PLC - Class A	1,814	638,147
Adobe Systems, Inc. (a)	1,336	594,092
Advanced Micro Devices, Inc. (a)	4,849	585,711
Amphenol Corp. - Class A	5,175	359,404
Analog Devices, Inc.	2,197	466,775
Apple, Inc.	22,745	5,695,803
Applied Materials, Inc.	3,112	506,105
AppLovin Corp. - Class A (a)	2,780	900,247
Atlassian Corp. - Class A (a)	1,124	273,559
Autodesk, Inc. (a)	1,064	314,486
BILL Holdings, Inc. (a)	4,205	356,206
Broadcom, Inc.	9,676	2,243,284
Cadence Design System, Inc. (a)	1,226	368,364
Cisco Systems, Inc.	11,071	655,403
Crowdstrike Holdings, Inc. - Class A (a)	1,245	425,989
Datadog, Inc. - Class A (a)	3,106	443,816
DocuSign, Inc. (a)	4,628	416,242
Fortinet, Inc. (a)	4,303	406,547
Intel Corp.	22,485	450,824
International Business Machines Corp.	2,787	612,666
Intuit, Inc.	905	568,793
KLA Corp.	725	456,837
Marvell Technology, Inc.	8,259	912,207
Microchip Technology, Inc.	6,556	375,987
Micron Technology, Inc.	5,644	474,999
Microsoft Corp.	11,290	4,758,735
MicroStrategy, Inc. - Class A (a)	3,137	908,538
Monolithic Power Systems, Inc.	509	301,175
Motorola Solutions, Inc.	891	411,847
NVIDIA Corp.	36,397	4,887,753
ON Semiconductor Corp. (a)	4,199	264,747
Oracle Corp.	6,019	1,003,006
Palantir Technologies, Inc. - Class A (a)	16,661	1,260,071
Palo Alto Networks, Inc. (a)	2,752	500,754
Qualcomm, Inc.	3,627	557,180
Salesforce, Inc.	2,339	781,998
ServiceNow, Inc. (a)	599	635,012
Snowflake, Inc. - Class A (a)	3,040	469,406
Synopsys, Inc. (a)	692	335,869
Teradyne, Inc.	3,093	389,471
Texas Instruments, Inc.	3,023	566,843
Twilio, Inc. - Class A (a)	2,620	283,170
Workday, Inc. - Class A (a)	1,575	406,397
		38,224,465

Materials - 0.9%
Linde PLC	1,370	573,578
Sherwin-Williams Co.	1,165	396,018
		969,596

Utilities - 0.8%
NextEra Energy, Inc.	6,423	460,465
Vistra Corp.	2,984	411,404
		871,869
TOTAL COMMON STOCKS (Cost $108,474,975)		108,451,503

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Real Estate - 1.4%
American Tower Corp.	1,989	364,802
Equinix, Inc.	374	352,641
Prologis, Inc.	3,700	391,090
Welltower, Inc.	3,303	416,277
		1,524,810
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,565,811)		1,524,810

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
Invesco Government & Agency Portfolio – Institutional Class, 4.42% (c)	164,849	164,849
TOTAL SHORT-TERM INVESTMENTS (Cost $164,849)		164,849

TOTAL INVESTMENTS - 99.8% (Cost $110,205,635)		110,141,162
Other Assets in Excess of Liabilities - 0.2%		274,987
TOTAL NET ASSETS - 100.0%		$110,416,149
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Amplify AI Powered Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$108,451,503	$–	$–	$108,451,503
Real Estate Investment Trusts	1,524,810	–	–	1,524,810
Money Market Funds	164,849	–	–	164,849
Total Investments	$110,141,162	$–	$–	$110,141,162

Refer to the Schedule of Investments for further disaggregation of investment categories.